Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial Fixed $100 investment Based on:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)(5)	Average Summary Compensation Table Total for non-PEO NEOs ($) (3)	Average Compensation Actually Paid to non-PEO NEOs ($) (2)(5)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (4)	Net Loss (in thousands) ($)	Revenue Growth(6)
2022	7,713,897	1,647,345	5,003,281	533,679	200	235	(90,947)	21.3%
2021	9,791,270	13,767,528	5,034,966	6,797,466	310	266	(37,730)	26.1%
2020	3,570,192	9,846,765	2,770,618	8,212,244	218	178	(48,398)	18.0%

Company Selected Measure Name	Revenue growth
Named Executive Officers, Footnote [Text Block]	Mr. Vanderploeg was the PEO for all three years presented.The non-PEO NEOs are comprised of: 2022 - Mses. Iskow and Klindt and Messrs. Trom and Ziegler; 2021 - Mses. Iskow and Klindt and Messrs. Trom, Banarjee and Miller; 2020 - Ms. Iskow and Messrs. Ziegler, Trom, Ryan and Miller.
Peer Group Issuers, Footnote [Text Block]	The peer group is the Nasdaq Computer Index which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure.
PEO Total Compensation Amount	$ 7,713,897	$ 9,791,270	$ 3,570,192
PEO Actually Paid Compensation Amount	$ 1,647,345	13,767,528	9,846,765
Adjustment To PEO Compensation, Footnote [Text Block]	The following table details the additions to and deductions from the Summary Compensation Table ("SCT") totals to calculate the Compensation Actually Paid amounts:

Year	Executives	SCT Total ($)	Deduct SCT Equity Awards ($)	Add Year-End Value of Unvested Equity Granted in Year ($)	Add Change in Value of Unvested Awards Granted in Prior Years ($)	Add Change in Value of Vested Equity Granted in Prior Years ($)	Deduct Change in Value of Awards Forfeited in Year ($)
2022	PEO	7,713,897	(6,250,049)	4,228,027	(3,016,915)	(1,027,615)	—
	Other NEOs	5,003,281	(4,250,512)	2,916,174	(1,985,695)	(1,149,569)	—
2021	PEO	9,791,270	(7,760,034)	8,965,185	2,103,256	667,851	—
	Other NEOs	5,034,966	(4,151,576)	4,112,210	1,168,378	1,372,496	(739,007)
2020	PEO	3,570,192	(2,414,999)	4,793,375	3,377,551	520,646	—
	Other NEOs	2,770,618	(1,847,993)	3,416,198	4,012,890	(139,470)	—

Non-PEO NEO Average Total Compensation Amount	$ 5,003,281	5,034,966	2,770,618
Non-PEO NEO Average Compensation Actually Paid Amount	$ 533,679	6,797,466	8,212,244
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table details the additions to and deductions from the Summary Compensation Table ("SCT") totals to calculate the Compensation Actually Paid amounts:

Year	Executives	SCT Total ($)	Deduct SCT Equity Awards ($)	Add Year-End Value of Unvested Equity Granted in Year ($)	Add Change in Value of Unvested Awards Granted in Prior Years ($)	Add Change in Value of Vested Equity Granted in Prior Years ($)	Deduct Change in Value of Awards Forfeited in Year ($)
2022	PEO	7,713,897	(6,250,049)	4,228,027	(3,016,915)	(1,027,615)	—
	Other NEOs	5,003,281	(4,250,512)	2,916,174	(1,985,695)	(1,149,569)	—
2021	PEO	9,791,270	(7,760,034)	8,965,185	2,103,256	667,851	—
	Other NEOs	5,034,966	(4,151,576)	4,112,210	1,168,378	1,372,496	(739,007)
2020	PEO	3,570,192	(2,414,999)	4,793,375	3,377,551	520,646	—
	Other NEOs	2,770,618	(1,847,993)	3,416,198	4,012,890	(139,470)	—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following charts provide a clear, visual description of the relationships between “compensation actually paid” to our PEO, and the average for our non-PEO NEOs, as set forth in the Pay Versus Performance table above to the following performance measures: (1) (i) TSR and (ii) peer group TSR; (2) net loss and (3) revenue growth. The first chart also provides a comparison of the Company's TSR to the peer group TSR.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	The following charts provide a clear, visual description of the relationships between “compensation actually paid” to our PEO, and the average for our non-PEO NEOs, as set forth in the Pay Versus Performance table above to the following performance measures: (1) (i) TSR and (ii) peer group TSR; (2) net loss and (3) revenue growth. The first chart also provides a comparison of the Company's TSR to the peer group TSR.
Tabular List [Table Text Block]

Performance Metric
Revenue Growth
Non-GAAP Operating Loss
Operating Cash Flow

Total Shareholder Return Amount	$ 200	310	218
Peer Group Total Shareholder Return Amount	235	266	178
Net Income (Loss)	$ (90,947,000)	$ (37,730,000)	$ (48,398,000)
Company Selected Measure Amount	0.213	0.261	0.180
PEO Name	Mr. Vanderploeg
Additional 402(v) Disclosure [Text Block]	TSR is calculated assuming a fixed investment of $100, including reinvestment of dividends (as applicable) measured from the market close on December 31, 2019 through and including the end of the fiscal year for each year reported in the table.In calculating Compensation Actually Paid, we determined the fair value of outstanding, vested and forfeited equity awards in the applicable year in accordance with SEC rules for Compensation Actually Paid and computed in a manner consistent with the ASC 718 fair valuation methodology used to account for stock-based payments for financial accounting purposes consistent with GAAP. Restricted stock units are valued based on the stock price on the relevant measurement date, except, for performance based restricted stock units, such values are multiplied by the estimated probability of achievement as of the measurement date. Stock options are valued using a Black Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.Revenue growth is the year-over-year percentage growth in revenue determined in accordance with GAAP as reflected in our annual financial statements.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Loss
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,250,049)	$ (7,760,034)	$ (2,414,999)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,228,027	8,965,185	4,793,375
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,016,915)	2,103,256	3,377,551
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,027,615)	667,851	520,646
PEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,250,512)	(4,151,576)	(1,847,993)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,916,174	4,112,210	3,416,198
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,985,695)	1,168,378	4,012,890
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,149,569)	1,372,496	(139,470)
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (739,007)	$ 0